POLICYHOLDER ACCOUNT BALANCES Separate Accounts Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	$ 143,912
Balance, end of the period	111,479	$ 143,912
VUL
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	14,574	12,718
Premiums and deposits	757	732
Policy charges	(423)	(401)
Surrenders and withdrawals	(380)	(419)
Benefit payments	(102)	(183)
Investment performance (1)	(2,816)	2,229
Net transfers from (to) separate account	(75)	(102)
Other charges		0
Balance, end of the period	11,535	14,574
Cash surrender value	11,555	14,549
VUL | Protection Solutions
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	14,573
Net transfers from (to) separate account	(75)	(102)
Balance, end of the period	11,535	14,573
GMxB Legacy
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	44,912	43,747
Premiums and deposits	240	225
Policy charges	(682)	(705)
Surrenders and withdrawals	(2,824)	(3,610)
Benefit payments	(702)	(818)
Investment performance (1)	(8,323)	6,091
Net transfers from (to) separate account	(5)	(18)
Other charges		0
Balance, end of the period	32,616	44,912
Cash surrender value	32,320	44,603
GMxB Legacy | Legacy Segment
Liability for Future Policy Benefit, Activity [Line Items]
Net transfers from (to) separate account	(5)	(18)
GMxB Core
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	34,973	33,754
Premiums and deposits	943	1,494
Policy charges	(482)	(490)
Surrenders and withdrawals	(2,303)	(3,249)
Benefit payments	(215)	(223)
Investment performance (1)	(6,045)	3,565
Net transfers from (to) separate account	146	122
Other charges		0
Balance, end of the period	27,017	34,973
Cash surrender value	26,195	34,041
GMxB Core | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Net transfers from (to) separate account	146	122
GMxB Core | Legacy Segment
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	34,973
Balance, end of the period	27,017	34,973
EQUI-VEST Individual
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	5,584	5,051
Premiums and deposits	124	158
Policy charges	(2)	(5)
Surrenders and withdrawals	(328)	(421)
Benefit payments	(52)	(55)
Investment performance (1)	(1,136)	859
Net transfers from (to) separate account	(28)	(58)
Other charges		55
Balance, end of the period	4,162	5,584
Cash surrender value	4,129	5,547
EQUI-VEST Individual | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	5,584
Net transfers from (to) separate account	(28)	(58)
Balance, end of the period	4,162	5,584
SCS | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Net transfers from (to) separate account	(7,229)	(6,692)
Investment Edge
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	4,287	3,245
Premiums and deposits	1,002	1,048
Policy charges	(1)	(1)
Surrenders and withdrawals	(327)	(256)
Benefit payments	(34)	(24)
Investment performance (1)	(733)	407
Net transfers from (to) separate account	(422)	(132)
Other charges		0
Balance, end of the period	3,772	4,287
Cash surrender value	3,679	4,199
EQUI-VEST Group
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	27,509	23,530
Premiums and deposits	2,104	2,014
Policy charges	(17)	(16)
Surrenders and withdrawals	(1,359)	(1,605)
Benefit payments	(60)	(63)
Investment performance (1)	(5,481)	4,014
Net transfers from (to) separate account	(303)	(310)
Other charges		(55)
Balance, end of the period	22,393	27,509
Cash surrender value	22,163	27,265
EQUI-VEST Group | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	27,509
Net transfers from (to) separate account	(303)	(310)
Balance, end of the period	22,393	27,509
Momentum
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	4,975	4,424
Premiums and deposits	668	788
Policy charges	(20)	(22)
Surrenders and withdrawals	(753)	(892)
Benefit payments	(14)	(12)
Investment performance (1)	(918)	689
Net transfers from (to) separate account	(54)	0
Other charges		0
Balance, end of the period	3,884	4,975
Cash surrender value	3,879	4,968
Momentum | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	4,975
Net transfers from (to) separate account	(54)	0
Balance, end of the period	3,884	4,975
Others | Other Segments
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	7,099
Balance, end of the period	6,100	7,099
GMxB Legacy | Legacy Segment
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	44,912
Balance, end of the period	$ 32,616	$ 44,912